Shareholder Report, Line Graph (Details) 193291_Huber Select Large Cap Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 27,031	$ 21,023	$ 19,906	$ 19,959	$ 13,103	$ 14,041	$ 12,533	$ 12,312	$ 9,953	$ 10,000	$ 29,200
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	32,272	23,383	21,230	24,862	17,397	15,857	13,870	12,921	10,451	10,000	$ 39,196
Bloomberg US 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Value Total Return
Accumulated Value	$ 24,447	$ 18,866	$ 19,059	$ 19,263	$ 13,026	$ 14,564	$ 13,198	$ 12,776	$ 10,621	$ 10,000	$ 26,890